UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

-------------------------------------------------------------------------

FORM N-PX

-------------------------------------------------------------------------

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6027
-------------------------------------------------------------------------

KAVILCO INCORPORATED
(Exact name of registrant as specified in charter)

600 University Street, Suite 3010, Seattle, Washington 98101-1129
(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166
Date of fiscal year end: December 31, 2011
Date of reporting period: July 1, 2010 - June 30, 2011

Item 1. Proxy Voting Record

Description	Mgmt Rec	Vote Cast	Sponsor

Issuer: AT&T Inc.
Ticker: T
CUSIP: 00206R102
Meeting Date: 04/29/11
Record Date: 03/01/11
Election of Directors	FOR	FOR	MGMT
Ratification of selection of independent auditors	FOR	FOR	MGMT
Proposal to approve 2011 Incentive Plan	FOR	FOR	MGMT
Proposal regarding advisory vote on executive compensation	FOR	FOR	MGMT
Proposal to vote 3 years on frequency of vote on executive compensation	FOR	FOR	MGMT
Proposal regarding political contributions	AGAINST	AGAINST	SHLDR
Proposal regarding special stockholder meetings	AGAINST	AGAINST	SHLDR
Proposal regarding written consent	AGAINST	AGAINST	SHLDR

Issuer: AvalonBay Communities, Inc.
Ticker: AVB
CUSIP: 053484101
Meeting Date: 05/11/11
Record Date: 03/04/11
Election of Directors	FOR	FOR	MGMT
Ratification the selection of Ernst & Young LLP as independent auditors	FOR	FOR	MGMT

Proposal to cast non-binding advisory vote on approval of the compensation paid to company's named executive officers, as disclosed pursuant to Item 402 of Regulation S-K, including the compensation discussion and analysis, compensation tables and narrative discussion set forth in the proxy statement

	FOR	FOR	MGMT
Proposal to cast non-binding advisory vote as to frequency of future advisory stockholder votes on the company's named executive officer compensation	1 YR	FOR	MGMT

Issuer: Buckeye Partners, L.P.
Ticker: BPL
CUSIP: 118230101
Special Meeting Date: 11/16/10
Record Date: 09/17/10

Proposal of a first amended and restated agreement and plan of merger by and among Buckeye Partners, L.P. (The "Partnership"), Buckeye GP LLC, Grand Ohio LLC, Buckeye GP Holdings L.P. & Mainline Management LLC, dated as of August 18, 2010 and the transactions contemplated thereby, all as more fully described in the proxy statement

	FOR	FOR	MGMT
Proposal to consider and vote upon the approval of the amended and restated agreement of limited partnership of the partnership	FOR	FOR	MGMT

Issuer: Buckeye Partners, L.P.
Ticker: BPL
CUSIP: 118230101
Meeting Date: 06/07/11
Record Date: 04/08/11
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP	FOR	FOR	MGMT
Proposal on advisory resolution on executive compensation	FOR	FOR	MGMT
Proposal on advisory vote on the frequency of future advisory votes on executive compensation.	3 YR	FOR	MGMT

Issuer: CenturyLink, Inc.
Ticker: CTL
CUSIP: 156700106
Special Meeting Date: 08/24/10
Record Date: 07/13/10

Proposal to approve the issuance of shares of CenturyLink common stock in connection with the merger contemplated by the agreement and plan of merger, dated as of April 21, 2010, by and among Qwest Communications International Inc., the Company, and SB44 Acquistion Company, as such agreement may be amended from time to time

	FOR	FOR	MGMT

Proposal to approve the adjournment of the meeting, if necessary, to solicit additional proxies if there are not sufficient votes for the proposal to issue CentryLink common stock in connection with the merger

	FOR	FOR	MGMT

Issuer: CenturyLink, Inc.
Ticker: CTL
CUSIP: 156700106
Meeting Date: 05/18/11
Record Date: 03/21/11
Election of Directors	FOR	FOR	MGMT
Ratification of the appointment of KPMG LLP as independent auditor	FOR	FOR	MGMT
Proposal to approve 2011 Equity Incentive Plan	FOR	FOR	MGMT
Proposal on advisory vote on executive compensation	FOR	FOR	MGMT
Proposal on advisory vote on the frequency of executive compensation votes	1 YR	FOR	MGMT
Proposal regarding political contributions report	AGAINST	AGAINST	SHLDR
Proposal regarding board declassification	AGAINST	AGAINST	SHLDR

Issuer: Consolidated Edison, Inc.
Ticker: ED
CUSIP: 209115104
Meeting Date: 05/16/11
Record Date: 03/28/11
Election of Directors	FOR	FOR	MGMT
Ratification of appointment of independent accountants	FOR	FOR	MGMT
Proposal on advisory vote on executive compensation	FOR	FOR	MGMT
Proposal on frequency of an advisory vote on executive compensation	1 YR	FOR	MGMT
Proposal on additional compensation information	AGAINST	AGAINST	SHLDR

Issuer: Duke Energy Corporation
Ticker: DUK
CUSIP: 26441C105
Meeting Date: 05/05/11
Record Date: 03/10/11
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent public accountant	FOR	FOR	MGMT
Proposal on advisory vote on executive compensation	FOR	FOR	MGMT
Proposal on frequency of an advisory vote on executive compensation	1 YR	FOR	MGMT
Proposal relating to preparation of a report on Duke Energy Corporation's global warming-related lobbying activities	AGAINST	AGAINST	SHLDR
Proposal regarding the issuance of a report on the financial risks of continued reliance on coal	AGAINST	AGAINST	SHLDR
Proposal regarding an amendment to our organizational documents to require majority voting for the election of directors	AGAINST	AGAINST	SHLDR

Issuer: Frontier Communications Corporation
Ticker: FTR
CUSIP: 35906A108
Meeting Date: 05/12/11
Record Date: 03/16/11
Election of Directors	FOR	FOR	MGMT
Proposal on advisory vote on executive compensation	FOR	FOR	MGMT
Proposal on frequency of an advisory vote on executive compensation	1 YR	FOR	MGMT
Proposal to consider and vote upon a stockholder proposal, if presented at the meeting	AGAINST	AGAINST	SHLDR
Ratification appointment of KPMG LLP as independent public accounting firm	FOR	FOR	MGMT

Issuer: Merck & Co., Inc.
Ticker: MRK
CUSIP: 58933Y105
Meeting Date: 05/24/11
Record Date: 03/25/11
Election of Directors	FOR	FOR	MGMT
Ratification of the Company's independent accounting firm	FOR	FOR	MGMT
Proposal on advisory vote on executive compensation	FOR	FOR	MGMT
Proposal on advisory vote on the frequency of future votes on executive compensation	3 YRS	FOR	MGMT

Issuer: NSTAR
Ticker: NST
CUSIP: 67019E107
Special Meeting Date: 03/04/11
Record Date: 01/04/11

Proposal to approve the merger contemplated by the agreement and plan of merger, dated as of October 16, 2010, as amended on November 1, 2010 and December 16, 2010, by and among Northeast Utilities, NU Holding Energy 1 LLC, NU Holding Energy 2 LLC and NSTAR, as it may be further amended from time to time, and adopt the agreement and plan of merger

	FOR	FOR	MGMT
Proposal to adjourn the NSTAR Special Meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve the merger and agreement and plan of merger	FOR	FOR	MGMT

Issuer: ONEOK, Inc.
Ticker: OKE
CUSIP: 682680103
Meeting Date: 05/25/11
Record Date: 03/28/11
Election of Directors	FOR	FOR	MGMT
Ratification of PricewaterhouseCoopers LLP as independent registered public accounting firm	FOR	FOR	MGMT
Proposal on advisory vote on executive compensation	FOR	FOR	MGMT
Proposal on advisory vote on frequency of holding advisory vote on executive compensation	1 YR	FOR	MGMT

Issuer: Progress Energy, Inc.
Ticker: PGN
CUSIP: 743263105
Meeting Date: 05/11/11
Record Date: 03/04/11
Election of Directors	FOR	FOR	MGMT
Proposal on advisory (nonbinding) vote to approve executive compensation	FOR	FOR	MGMT
Proposal to recommend, by an advisory (nonbinding) vote, the frequency of shareholder votes on executive compensation	1 YR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent registered public accounting firm	FOR	FOR	MGMT

Issuer: Royal Dutch Shell PLC
Ticker: RDS/A
CUSIP: 780259206
Meeting Date: 05/17/11
Record Date: 04/04/11
Adoption of Annual Report & Accounts	FOR	FOR	MGMT
Approval of Remuneration Report	FOR	FOR	MGMT
Appointment of Linda G. Stuntz as a Director of the Company	FOR	FOR	MGMT
Re-appointment of Directors	FOR	FOR	MGMT
Re-appointment of auditors	FOR	FOR	MGMT
Remuneration of auditors	FOR	FOR	MGMT
Approval of authority to allot shares	FOR	FOR	MGMT
Approval of disapplication of pre-emption rights	FOR	FOR	MGMT
Approval of authority to purchase own shares	FOR	FOR	MGMT
Approval of authority for certain donations and expenditure	FOR	FOR	MGMT

Issuer: Sanofi-Aventis
Ticker: SNY
CUSIP: 80105N105
Meeting Date: 05/06/11
Record Date: 03/28/11
Proposal regarding approval of the individual company financial statements for the year ended December 31, 2010	FOR	FOR	MGMT
Proposal regarding approval of the consolidated financial statements for the year ended December 31, 2010	FOR	FOR	MGMT
Approval of the appropriation of profits; declaration of dividend	FOR	FOR	MGMT
Agreements and commitments subject to article L.225-38 et esq of the Commercial Code	FOR	FOR	MGMT
Directors attendance fees	FOR	FOR	MGMT
Ratification of the co-opting of a Director (Ms. Carole Piwnica)	FOR	FOR	MGMT
Appointment of a Director: (Ms. Suet-Fern Lee)	FOR	FOR	MGMT
Approval of the re-appointment of directors	FOR	FOR	MGMT
Reappointment of a Statutory Auditor (PricewaterhouseCoopers Audit)	FOR	FOR	MGMT
Appointment of a Deputy Statutory Auditor (Mr. Yves Nicolas)	FOR	FOR	MGMT
Authorization to the Board of Directors to carry out transactions in shares issued by the Company	FOR	FOR	MGMT

Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance, with preemptive rights maintained, of shares and/or securities giving access to the company's capital and/or by issuance of securities giving entitlement to the allotment of debt instruments

	FOR	FOR	MGMT

Delegation to the Board of Directors of authority to decide to carry out by public offering increases in the share capital by issuance, without preemptive rights, of shares and/or securities giving access to the company's capital and/or the issuance of securities giving entitlement to the allotment of debt instruments

	FOR	FOR	MGMT

Possibility of issuing, without preemptive rights, shares and/or securities giving access to the company's capital as consideration for assets transferred to the company as a capital contribution in kind in the form of shares or securities giving access to the capital of another company

	FOR	FOR	MGMT
Delegation to the Board of Directors of authority to increase the number of shares to be issued in the event of a capital increase with or without preempive rights	FOR	FOR	MGMT
Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by incorporation of share premium, reserves, profits or other items	FOR	FOR	MGMT

Delegation to the Board of Directors of authority to decide to carry out increases in the share capital by issuance, of shares or securities giving access to the company's capital reserved for members of savings plans, with waiver of preemptive rights in their favor

	FOR	FOR	MGMT
Delegation to the Board of Directors of authority to grant options to subscribe for or purchase shares	FOR	FOR	MGMT
Authorization to the Board of Directors to reduce the share capital by cancellation of treasury shares	FOR	FOR	MGMT
Amendment to article 11 of the Articles of Association	FOR	FOR	MGMT
Amendment to article 12 of the Articles of Association	FOR	FOR	MGMT
Amendment to article 19 of the Articles of Association	FOR	FOR	MGMT
Change of name and corresponding change to the Articles of Association	FOR	FOR	MGMT
Powers for formalities	FOR	FOR	MGMT

Issuer: Scana Corporation
Ticker: SCG
CUSIP: 80589M102
Meeting Date: 04/21/11
Record Date: 03/03/11
Election of Directors	FOR	FOR	MGMT
Approval of amendment to director compensation and deferral plan	FOR	FOR	MGMT
Approval of amendment to Articles of Incorporation to increase authorized shares from 150,000,000 to 200,000,000	FOR	FOR	MGMT
Approval of appointment of independent registered public accounting firm	FOR	FOR	MGMT
Advisory (non-binding) vote on executive compensation	FOR	FOR	MGMT
Advisory (non-binding) vote on frequency of executive compensation vote	3 YR	FOR	MGMT

Issuer: The Southern Company
Ticker: SO
CUSIP: 842587107
Meeting Date: 05/25/11
Record Date: 03/28/11
Election of Directors	FOR	FOR	MGMT
Ratification of appointment of Deloitte & Touche LLP as independent public registered accounting firm	FOR	FOR	MGMT
Advisory vote on executive compensation	FOR	FOR	MGMT
Advisory vote on frequency of vote on executive compensation	1 YR	FOR	MGMT
Approval of omnibus incentive compensation plan	FOR	FOR	MGMT
Proposal regarding coal combustion byproducts environmental report	AGAINST	AGAINST	SHLDR

Issuer: Unilever PLC
Ticker: UL
CUSIP: 904767704
Meeting Date: 05/11/11
Record Date: 03/21/11
To approve the Directors' Remuneration Report for the year ended 31 December 2010	FOR	FOR	MGMT
Election of Directors	FOR	FOR	MGMT
Re-appoint PricewaterhouseCoopers LLP as auditors of the company	FOR	FOR	MGMT
Approval to authorize the Directors to fix the remuneration of the auditors	FOR	FOR	MGMT
Approval to renew the authority to Directors to issue shares	FOR	FOR	MGMT
Approval to renew the authority to Directors to disapply pre-emption rights	FOR	FOR	MGMT
Approval to renew the authority to the Company to purchase its own shares	FOR	FOR	MGMT
Approval to authorize Political Donations and Expenditure	FOR	FOR	MGMT
Approval to shorten the Notice period for General Meetings	FOR	FOR	MGMT
To amend the Articles of Association in relation to the Directors' power to borrow money and give security	FOR	FOR	MGMT

Issuer: Verizon Communications Inc.
Ticker: VZ
CUSIP: 92343V104
Meeting Date: 05/05/11
Record Date: 03/07/11
Election of Directors	FOR	FOR	MGMT
Ratification of appointment of independent registered public accounting firm	FOR	FOR	MGMT
Advisory vote related to executive compensation	FOR	FOR	MGMT
Advisory vote related to future votes on executive compensation	1 YR	FOR	MGMT
Proposal to disclose prior government service	AGAINST	AGAINST	SHLDR
Proposal regarding performance stock unit performance thresholds	AGAINST	AGAINST	SHLDR
Proposal regarding cumulative voting	AGAINST	AGAINST	SHLDR
Proposal regarding shareholder right to call a special meeting	AGAINST	AGAINST	SHLDR

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED
-------------------------------------------------------------------------

(Registrant)

BY:	/s/ Louis A. Thompson
---------------------------------------------------
Louis A. Thompson Chief Executive Officer/President

DATE:	August 3, 2011